General and administrative expenses	12 Months Ended
Dec. 31, 2025
General and administrative expenses
General and administrative expenses

10.  General and administrative expenses

The following table summarizes general and administrative expenses, and the depreciation and amortization of the relevant assets relating to these expenses for the years ended December 31, 2025, 2024 and 2023:

	2025	2024	2023

Employee benefits expenses	(17,296)	(15,393)	(16,763)
Professional fees	(10,939)	(9,624)	(6,171)
Depreciation and amortization	(1,885)	(1,290)	(1,827)
Insurance liability expense	(314)	(954)	(1,473)
Other operating expenses	(4,124)	(4,275)	(5,211)
	(34,558)	(31,536)	(31,445)